Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP Investor Freedom Income Portfolio℠
September 30, 2024
VIPIFFINC-NPRT3-1124
1.822890.119
Bond Funds - 62.8%
	Shares	Value ($)
Fidelity Inflation-Protected Bond Index Fund (a)	1,401,711	13,148,048
Fidelity International Bond Index Fund (a)	185,159	1,740,497
Fidelity Long-Term Treasury Bond Index Fund (a)	178,391	1,808,887
VIP High Income Portfolio - Investor Class (a)	267,899	1,323,419
VIP Investment Grade Bond II Portfolio - Investor Class (a)	3,255,933	32,266,293
TOTAL BOND FUNDS (Cost $51,002,000)		50,287,144

Domestic Equity Funds - 8.1%
	Shares	Value ($)
VIP Contrafund Portfolio - Investor Class (a)	18,333	1,140,676
VIP Equity Income Portfolio - Investor Class (a)	31,746	921,918
VIP Growth & Income Portfolio - Investor Class (a)	39,271	1,269,238
VIP Growth Portfolio - Investor Class (a)	16,280	1,889,919
VIP Mid Cap Portfolio - Investor Class (a)	6,951	290,608
VIP Value Portfolio - Investor Class (a)	30,773	644,377
VIP Value Strategies Portfolio - Investor Class (a)	17,775	318,711
TOTAL DOMESTIC EQUITY FUNDS (Cost $2,925,959)		6,475,447

International Equity Funds - 13.7%
	Shares	Value ($)
VIP Emerging Markets Portfolio - Investor Class (a)	362,532	4,553,396
VIP Overseas Portfolio - Investor Class (a)	219,473	6,452,504
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $6,497,583)		11,005,900

Money Market Funds - 15.4%
	Yield (%)	Shares	Value ($)
VIP Government Money Market Portfolio - Investor Class (a)(b) (Cost $12,363,105)	4.73	12,363,105	12,363,105

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $72,788,647)	80,131,596
NET OTHER ASSETS (LIABILITIES) - 0.0%	(1)
NET ASSETS - 100.0%	80,131,595

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Inflation-Protected Bond Index Fund	10,835,963	4,020,355	1,963,595	147,980	(177,038)	432,363	13,148,048
Fidelity International Bond Index Fund	1,611,785	572,332	457,428	22,412	(30,203)	44,011	1,740,497
Fidelity Long-Term Treasury Bond Index Fund	2,117,312	674,971	899,076	47,948	(190,263)	105,943	1,808,887
VIP Contrafund Portfolio - Investor Class	650,621	452,851	320,691	3,224	14,354	343,542	1,140,677
VIP Emerging Markets Portfolio - Investor Class	3,167,082	1,616,871	1,202,910	2,754	69,588	902,765	4,553,396
VIP Equity Income Portfolio - Investor Class	527,603	470,329	262,790	3,387	10,743	176,033	921,918
VIP Government Money Market Portfolio - Investor Class	11,568,270	4,893,149	4,098,314	411,489	-	-	12,363,105
VIP Growth & Income Portfolio - Investor Class	724,972	557,015	339,437	6,023	12,144	314,543	1,269,237
VIP Growth Portfolio - Investor Class	1,077,461	689,011	496,273	19,354	14,529	605,191	1,889,919
VIP High Income Portfolio - Investor Class	1,046,321	375,874	179,238	451	(15,817)	96,279	1,323,419
VIP Investment Grade Bond II Portfolio - Investor Class	24,742,061	10,738,354	4,370,898	15,444	(120,435)	1,277,210	32,266,292
VIP Mid Cap Portfolio - Investor Class	165,164	136,100	67,933	3,470	2,737	54,540	290,608
VIP Overseas Portfolio - Investor Class	4,578,447	1,668,853	1,074,480	17,490	123,134	1,156,550	6,452,504
VIP Value Portfolio - Investor Class	368,176	320,915	155,362	9,102	6,227	104,421	644,377
VIP Value Strategies Portfolio - Investor Class	182,076	158,755	76,995	2,947	3,432	51,443	318,711
	63,363,314	27,345,735	15,965,420	713,475	(276,868)	5,664,834	80,131,595

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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